UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    ZS Crossover Management, L.L.C.

Address: 1133 Avenue of the Americas
         New York, New York 10036

13F File Number: 028-12895

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ned Sherwood
Title:  Member
Phone:  212-398-6200


Signature, Place and Date of Signing:


/s/      Ned Sherwood          New York, New York           May 15, 2009
----------------------         ------------------       --------------------
     [Signature]                [City, State]                   [Date]

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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:    6,667_
                                          (thousands)


List of Other Included Managers:

            1) 028-12892             ZS Crossover II L.P.
            2) 028-12887             ZS Crossover II GP, L.L.C.


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                                                    FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2  COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7        COLUMN 8

                                 TITLE                  VALUE    SHRS OR   SH/ PUT/  INVESTMENT       OTHER       VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION       MANAGERS   SOLE   SHARED  NONE
KAPSTONE PAPER & PACKAGING C     COM       48562P103      97     1932273   SHS       SHARED-DEFINED    1,2              1932273
CAPITAL SOUTHWEST CORP           COM       140501107   6,570       86000   SHS           SOLE                   86000




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